RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 36,072,003	$ 27,718,721
Central Government debt instruments held, Percentage	100.00%	100.00%
Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held, Percentage	100.00%	100.00%
Total Sovereign Risk	$ 36,276,858	$ 27,864,210
Investment grade
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 32,861,347	$ 25,238,131
Central Government debt instruments held, Percentage	91.10%	91.05%
Investment grade | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 204,855	$ 145,489
Central Bank debt instruments held, Percentage	100.00%	100.00%
Investment grade | COLOMBIA
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 28,361,534	$ 22,768,597
Central Government debt instruments held, Percentage	78.64%	82.14%
Investment grade | PANAMA
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,724,276	$ 1,077,656
Central Government debt instruments held, Percentage	7.55%	3.89%
Investment grade | PANAMA | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 204,855	$ 145,489
Central Bank debt instruments held, Percentage	100.00%	100.00%
Investment grade | CHILE
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 238,765	$ 3,768
Central Government debt instruments held, Percentage	0.66%	0.01%
Investment grade | PERU
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 37,023
Central Government debt instruments held, Percentage	0.10%
Investment grade | GERMANY
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 15,806
Central Government debt instruments held, Percentage	0.04%
Investment grade | MEXICO
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 17,987	$ 16,268
Central Government debt instruments held, Percentage	0.05%	0.06%
Investment grade | UNITED STATES
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,465,956	$ 1,371,842
Central Government debt instruments held, Percentage	4.06%	4.95%
Speculative grade
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 3,210,656	$ 2,480,590
Central Government debt instruments held, Percentage	8.90%	8.95%
Speculative grade | BRAZIL
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 30,266	$ 27,643
Central Government debt instruments held, Percentage	0.08%	0.10%
Speculative grade | COLOMBIA
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 3,101,625	$ 2,384,493
Central Government debt instruments held, Percentage	8.60%	8.60%
Speculative grade | COSTA RICA
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 78,765	$ 68,454
Central Government debt instruments held, Percentage	0.22%	0.25%